Goodwill, Intangible Assets and In-Process Revenue Contracts - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 127,113,000	$ 127,113,000
Shuttle tanker segment [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	127,100,000	127,100,000
Amortization expense of intangible assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Aggregate amortization expense of intangible assets	6,000,000	7,100,000	8,100,000
Amortization expense - 2013	5,000,000
Amortization expense - 2014	4,000,000
Amortization expense - 2015	3,000,000
Amortization expense - 2016	2,000,000
Amortization expense - 2017	1,100,000
Amortization expense thereafter
In-process revenue contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Aggregate amortization expense of intangible assets	12,700,000	1,100,000
Amortization expense - 2013	12,700,000
Amortization expense - 2014	12,700,000
Amortization expense - 2015	12,700,000
Amortization expense - 2016	12,800,000
Amortization expense - 2017	12,700,000
Amortization expense thereafter	$ 50,400,000